NON-FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		$ 3,040	$ 2,792
Increases	[1]	450	253
Increases for incorporation	[2]	295
Transfers
Decreases		(2)	(5)
Impairment		(100)
Property, plant and equipment, ending		3,683
Property, plant and equipment depreciation, beginning		(1,381)	(1,182)
Decreases
Depreciation for the year		(208)	(199)
Impairment		70
Property, plant and equipment depreciation, ending		(1,519)	(1,381)
Net book value		2,164	1,659
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		14
Increases	[1]
Increases for incorporation	[2]
Transfers
Decreases
Impairment
Property, plant and equipment, ending		14
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value		14	14
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		140
Increases	[1]
Increases for incorporation	[2]	3
Transfers
Decreases
Impairment
Property, plant and equipment, ending		143
Property, plant and equipment depreciation, beginning		(68)
Decreases
Depreciation for the year		(8)
Impairment
Property, plant and equipment depreciation, ending		(76)	(68)
Net book value		67	72
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		1,458
Increases	[1]	5
Increases for incorporation	[2]	291
Transfers		163
Decreases		(1)
Impairment
Property, plant and equipment, ending		1,916
Property, plant and equipment depreciation, beginning		(536)
Decreases
Depreciation for the year		(103)
Impairment
Property, plant and equipment depreciation, ending		(639)	(536)
Net book value		1,277	922
Wells [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		867
Increases	[1]	9
Increases for incorporation	[2]
Transfers		145
Decreases		(1)
Impairment		(28)
Property, plant and equipment, ending		992
Property, plant and equipment depreciation, beginning		(532)
Decreases
Depreciation for the year		(77)
Impairment		20
Property, plant and equipment depreciation, ending		(589)	(532)
Net book value		403	335
Mining property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		253
Increases	[1]
Increases for incorporation	[2]
Transfers
Decreases
Impairment		(72)
Property, plant and equipment, ending		181
Property, plant and equipment depreciation, beginning		(174)
Decreases
Depreciation for the year		(10)
Impairment		50
Property, plant and equipment depreciation, ending		(134)	(174)
Net book value		47	79
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		8
Increases	[1]	2
Increases for incorporation	[2]
Transfers
Decreases
Impairment
Property, plant and equipment, ending		10
Property, plant and equipment depreciation, beginning		(7)
Decreases
Depreciation for the year		(1)
Impairment
Property, plant and equipment depreciation, ending		(8)	(7)
Net book value		2	1
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		55
Increases	[1]	2
Increases for incorporation	[2]
Transfers		2
Decreases
Impairment
Property, plant and equipment, ending		59
Property, plant and equipment depreciation, beginning		(48)
Decreases
Depreciation for the year		(4)
Impairment
Property, plant and equipment depreciation, ending		(52)	(48)
Net book value		7	7
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		3
Increases	[1]
Increases for incorporation	[2]
Transfers
Decreases
Impairment
Property, plant and equipment, ending		3
Property, plant and equipment depreciation, beginning		(1)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending		(1)	(1)
Net book value		2	2
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		30
Increases	[1]	43
Increases for incorporation	[2]
Transfers		(37)
Decreases
Impairment
Property, plant and equipment, ending		36
Property, plant and equipment depreciation, beginning		(3)
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending		(3)	(3)
Net book value		33	27
Petrochemical Industrial Complex [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		23
Increases	[1]
Increases for incorporation	[2]
Transfers		6
Decreases
Impairment
Property, plant and equipment, ending		29
Property, plant and equipment depreciation, beginning		(12)
Decreases
Depreciation for the year		(5)
Impairment
Property, plant and equipment depreciation, ending		(17)	(12)
Net book value		12	11
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		135
Increases	[1]	352
Increases for incorporation	[2]
Transfers		(233)
Decreases
Impairment
Property, plant and equipment, ending		254
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value		254	135
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		52
Increases	[1]	37
Increases for incorporation	[2]
Transfers		(46)
Decreases
Impairment
Property, plant and equipment, ending		43
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value		43	52
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, ending		2
Increases	[1]
Increases for incorporation	[2]	1
Transfers
Decreases
Impairment
Property, plant and equipment, ending		3
Property, plant and equipment depreciation, beginning
Decreases
Depreciation for the year
Impairment
Property, plant and equipment depreciation, ending
Net book value		$ 3	$ 2

[1]	Includes US$ 11 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2022. There are no capitalized financial costs in the fiscal year ended December 31, 2021.
[2]	See Notes 5.1.3 and 5.1.5.